Offerings - Offering: 1	Nov. 05, 2025 USD ($) share
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | share	500,000
Proposed Maximum Offering Price per Unit	61.29
Maximum Aggregate Offering Price	$ 30,645,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,232.07
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Common Stock (the “Common Stock”) of Banner Corporation (the “Registrant”) that may be offered or issued under the Registrant’s Plan to prevent dilution resulting from stock splits, stock dividends, or similar transactions.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act and based upon a $61.29 per share average of the high and low sales prices of the Registrant’s Common Stock, as reported on the Nasdaq Global Select Market on October 30, 2025, a date within five business days prior to the filing of this Registration Statement.